SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021
2022	$ 4,396,234	$ 1,544,360
2023	969,769	969,769
2024	627,600	627,600
2025	308,912	308,912
Total	6,302,515	3,450,641
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
2022	4,380,395	1,528,521
2023	969,769	969,769
2024	627,600	627,600
2025	308,912	308,912
Total	6,286,676	3,434,802
Dogness Culture [Member]
2022	15,839	15,839
2023
2024
2025
Total	$ 15,839	$ 15,839